Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2020

BIO-QTLY-0720
1.802156.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Biotechnology - 91.0%
Biotechnology - 91.0%
AbbVie, Inc.	6,688,597	$619,832,278
AC Immune SA (a)(b)	67,232	520,376
ACADIA Pharmaceuticals, Inc. (a)	1,867,294	92,767,166
Acceleron Pharma, Inc. (a)	1,527,653	150,977,946
Acorda Therapeutics, Inc. (a)(b)(c)	2,605,026	1,947,517
ADC Therapeutics SA (a)	487,722	18,021,328
Adverum Biotechnologies, Inc. (a)	175,008	3,610,415
Agios Pharmaceuticals, Inc. (a)(b)	1,742,815	90,173,248
Aimmune Therapeutics, Inc. (a)(b)	310,560	5,158,402
Akebia Therapeutics, Inc. (a)	1,771,567	20,621,040
Albireo Pharma, Inc. (a)	249,000	6,663,240
Aldeyra Therapeutics, Inc. (a)	1,206,333	5,935,158
Alector, Inc. (a)(b)	608,182	19,887,551
Alexion Pharmaceuticals, Inc. (a)	1,168,488	140,101,711
Alkermes PLC (a)	60,274	986,083
Allakos, Inc. (a)(b)	492,831	32,034,015
Allena Pharmaceuticals, Inc. (a)(c)	28,440	47,779
Allena Pharmaceuticals, Inc. (a)(c)(d)	1,447,443	2,431,704
Allogene Therapeutics, Inc. (a)(b)	102,470	4,934,955
Alnylam Pharmaceuticals, Inc. (a)	1,269,378	171,708,762
Amarin Corp. PLC ADR (a)(b)	556,831	3,819,861
Amgen, Inc.	1,726,907	396,670,538
Amicus Therapeutics, Inc. (a)	4,114,481	51,328,150
AnaptysBio, Inc. (a)	175,119	3,341,271
Apellis Pharmaceuticals, Inc. (a)	498,134	16,782,134
Applied Therapeutics, Inc. (a)(b)	973,740	44,324,645
Aprea Therapeutics, Inc.	535,700	14,388,902
Aravive, Inc. (a)(b)	774,799	9,925,175
Arcturus Therapeutics Holdings, Inc. (a)	675,000	26,284,500
Arcus Biosciences, Inc. (a)	579,142	18,156,102
Arcutis Biotherapeutics, Inc. (a)	776,474	26,050,703
Ardelyx, Inc. (a)	464,294	3,403,275
Arena Pharmaceuticals, Inc. (a)	851,273	50,880,587
Argenx SE ADR (a)	555,386	121,796,150
Arrowhead Pharmaceuticals, Inc. (a)	1,989,526	64,142,318
Ascendis Pharma A/S sponsored ADR (a)	649,309	94,467,966
Assembly Biosciences, Inc. (a)	405,783	7,908,711
Atara Biotherapeutics, Inc. (a)	822,843	9,462,695
Athenex, Inc. (a)(b)	717,400	7,798,138
Atreca, Inc.	39,300	725,871
aTyr Pharma, Inc.	407,046	1,522,352
Aurinia Pharmaceuticals, Inc. (a)	1,844,186	29,267,232
Autolus Therapeutics Ltd. ADR (a)(b)	212,108	2,655,592
AVROBIO, Inc. (a)	776,654	15,703,944
Axcella Health, Inc.	737,149	4,422,894
BELLUS Health, Inc. (a)	464,300	4,870,507
BioCryst Pharmaceuticals, Inc. (a)(b)	2,556,584	11,491,845
Biogen, Inc. (a)	14,914	4,579,940
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	790,293	49,369,604
BioMarin Pharmaceutical, Inc. (a)	996,423	106,168,871
BioNTech SE ADR (a)	13,400	663,702
BioXcel Therapeutics, Inc. (a)	245,690	11,439,326
Black Diamond Therapeutics, Inc. (a)(b)	308,700	12,054,735
bluebird bio, Inc. (a)(b)	499,084	31,756,715
Blueprint Medicines Corp. (a)	1,098,241	71,539,419
Bridgebio Pharma, Inc. (b)	784,161	22,999,442
Cabaletta Bio, Inc. (a)	170,550	1,458,203
Calithera Biosciences, Inc. (a)	21,906	127,493
Cellectis SA sponsored ADR (a)	189,200	3,494,524
ChemoCentryx, Inc. (a)	2,018,222	125,916,871
Chimerix, Inc. (a)	1,373,762	4,286,137
Clovis Oncology, Inc. (a)(b)	590,070	4,083,284
Coherus BioSciences, Inc. (a)	129,072	2,405,902
Constellation Pharmaceuticals, Inc. (a)	152,100	5,404,113
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,479,867	11,039,808
Cortexyme, Inc. (b)	8,847	407,758
Crinetics Pharmaceuticals, Inc. (a)(b)	1,202,629	19,650,958
CRISPR Therapeutics AG (a)(b)	476,242	30,755,708
Cyclerion Therapeutics, Inc. (a)(b)	837,285	3,332,394
Cyclerion Therapeutics, Inc. (a)(e)	94,809	377,340
Cytokinetics, Inc. (a)(b)	2,407,544	49,860,236
CytomX Therapeutics, Inc. (a)	4,700	41,642
CytomX Therapeutics, Inc. (a)(d)	287,485	2,547,117
Deciphera Pharmaceuticals, Inc. (a)	216,100	12,656,977
Denali Therapeutics, Inc. (a)(b)	709,416	19,743,047
Dicerna Pharmaceuticals, Inc. (a)	722,512	15,584,584
Dynavax Technologies Corp. (a)(b)	162,598	995,100
Eagle Pharmaceuticals, Inc. (a)	48,108	2,466,016
Editas Medicine, Inc. (a)(b)	113,189	3,064,026
Eidos Therapeutics, Inc. (a)(b)	118,947	5,817,698
Emergent BioSolutions, Inc. (a)	118,101	9,860,252
Enanta Pharmaceuticals, Inc. (a)	12,167	626,479
Epizyme, Inc. (a)	1,992,046	34,960,407
Equillium, Inc. (a)	619,843	2,138,458
Esperion Therapeutics, Inc. (a)(b)	207,432	8,788,894
Evelo Biosciences, Inc. (a)(b)	26,600	116,242
Exact Sciences Corp. (a)(b)	849,312	72,938,915
Exelixis, Inc. (a)	2,448,750	60,508,613
Fate Therapeutics, Inc. (a)(b)	1,045,687	33,911,629
FibroGen, Inc. (a)	1,409,365	47,129,166
Frequency Therapeutics, Inc. (b)	88,256	1,638,031
G1 Therapeutics, Inc. (a)	789,800	13,402,906
Galapagos Genomics NV sponsored ADR (a)(b)	456,979	92,666,202
Gamida Cell Ltd. (a)	1,465,111	8,248,575
Genmab A/S ADR	281,690	8,583,094
Geron Corp. (a)(b)	14,094,132	22,691,553
Geron Corp. warrants 7/2/24 (a)	2,100,000	863,820
Gilead Sciences, Inc.	5,000	389,150
Global Blood Therapeutics, Inc. (a)(b)	1,202,016	84,044,959
Gossamer Bio, Inc. (a)(b)	299,014	3,633,020
Gritstone Oncology, Inc. (a)(b)	1,248,800	8,067,248
Halozyme Therapeutics, Inc. (a)	610,577	14,818,704
Heron Therapeutics, Inc. (a)	1,793,025	32,668,916
Homology Medicines, Inc. (a)	426,676	6,075,866
Hookipa Pharma, Inc. (a)(b)	819,000	8,935,290
Idorsia Ltd. (a)	1,024,508	31,125,103
IGM Biosciences, Inc. (a)(b)	12,928	837,476
ImmunoGen, Inc. (a)	1,573,743	7,365,117
Immunomedics, Inc. (a)(b)	4,317,772	145,033,961
Immunovant, Inc. (a)(b)	500,000	12,830,000
Incyte Corp. (a)	18,371	1,872,189
Innovent Biologics, Inc. (a)(d)	1,268,500	6,965,940
Insmed, Inc. (a)	1,346,120	32,697,255
Intellia Therapeutics, Inc. (a)(b)	830,456	14,541,285
Intercept Pharmaceuticals, Inc. (a)(b)	570,125	41,197,233
Ionis Pharmaceuticals, Inc. (a)	1,735,977	97,579,267
Iovance Biotherapeutics, Inc. (a)(b)	1,632,207	52,377,523
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,107,920	20,510,062
Jounce Therapeutics, Inc. (a)(b)	563,774	3,038,742
Kalvista Pharmaceuticals, Inc. (a)	884,861	9,954,686
Karuna Therapeutics, Inc. (a)	226,008	21,213,111
Karyopharm Therapeutics, Inc. (a)(b)	884,110	16,347,194
Keros Therapeutics, Inc. (b)	342,996	9,857,705
Kezar Life Sciences, Inc. (a)	820,472	3,913,651
Kiniksa Pharmaceuticals Ltd. (a)(b)	252,940	5,278,858
Kodiak Sciences, Inc. (a)(b)	351,813	22,730,638
Krystal Biotech, Inc. (a)(b)(c)	1,329,286	68,338,593
Kura Oncology, Inc. (a)	2,429,963	41,528,068
La Jolla Pharmaceutical Co. (a)(b)	1,254,989	5,923,548
Lexicon Pharmaceuticals, Inc. (a)(b)	390,904	746,627
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,998	406,077
Macrogenics, Inc. (a)	173,331	3,334,888
Madrigal Pharmaceuticals, Inc. (a)(b)	34,241	3,972,641
Magenta Therapeutics, Inc. (a)	40,712	359,894
MannKind Corp. (a)(b)	4,943,162	7,464,175
MediciNova, Inc. (a)(b)	96,484	515,225
Mersana Therapeutics, Inc. (a)	614,906	13,921,472
Mesoblast Ltd. (a)(b)	2,182,670	5,625,121
Minerva Neurosciences, Inc. (a)	1,487,014	5,516,822
Miragen Therapeutics, Inc. (a)(c)	3,888,656	3,838,103
Mirati Therapeutics, Inc. (a)	854,540	84,761,823
Mirum Pharmaceuticals, Inc. (a)(b)	235,000	3,959,750
Moderna, Inc. (a)	336,805	20,713,508
Molecular Templates, Inc. (a)	132,103	2,050,239
Momenta Pharmaceuticals, Inc. (a)	1,392,056	43,821,923
Morphic Holding, Inc.	758,437	15,760,321
Morphosys AG (a)	38,739	5,016,210
Morphosys AG sponsored ADR (a)	267,813	8,669,107
Myovant Sciences Ltd. (a)(b)	567,855	6,956,224
Natera, Inc. (a)	542,515	23,789,283
Neurocrine Biosciences, Inc. (a)	1,090,151	136,007,239
NextCure, Inc. (b)	148,490	4,634,373
ObsEva SA (a)(b)	1,355,036	5,067,835
Oragenics, Inc. (a)	155,806	88,015
ORIC Pharmaceuticals, Inc. (a)(b)	782,528	22,708,963
Ovid Therapeutics, Inc. (a)	1,981,406	10,600,522
Passage Bio, Inc.	690,162	15,204,269
Pharming Group NV (a)(b)	497,756	736,252
Prevail Therapeutics, Inc.	742,000	12,376,560
Principia Biopharma, Inc. (a)	1,028,008	65,679,431
ProQR Therapeutics BV (a)	756,716	4,207,341
Protagonist Therapeutics, Inc. (a)	652,063	10,778,601
Prothena Corp. PLC (a)	519,151	5,534,150
PTC Therapeutics, Inc. (a)	1,768,011	89,655,838
Puma Biotechnology, Inc. (a)(b)	122,868	1,254,482
Radius Health, Inc. (a)	193,049	2,444,000
Regeneron Pharmaceuticals, Inc. (a)	736,328	451,229,162
REGENXBIO, Inc. (a)	265,008	9,980,201
Replimune Group, Inc. (a)	872,936	16,393,738
Retrophin, Inc. (a)	781,199	12,253,106
Revolution Medicines, Inc.	451,167	13,859,850
Rhythm Pharmaceuticals, Inc. (a)(b)	226,078	4,383,652
Rigel Pharmaceuticals, Inc. (a)	290,839	568,590
Rocket Pharmaceuticals, Inc. (a)(b)	1,023,818	19,258,017
Rubius Therapeutics, Inc. (a)	125,863	811,816
Sage Therapeutics, Inc. (a)	836,193	29,868,814
Sangamo Therapeutics, Inc. (a)(b)	828,127	9,266,741
Sarepta Therapeutics, Inc. (a)	932,504	141,992,384
Scholar Rock Holding Corp. (a)(b)(c)	1,528,947	28,132,625
Seattle Genetics, Inc. (a)	2,486,760	390,943,540
Seres Therapeutics, Inc. (a)(b)	491,475	2,698,198
Spectrum Pharmaceuticals, Inc. (a)	55,103	162,003
Spero Therapeutics, Inc. (a)	98,952	1,169,613
Springworks Therapeutics, Inc. (a)(b)	901,412	34,316,755
Stoke Therapeutics, Inc. (b)	558,641	15,452,010
Sutro Biopharma, Inc. (a)	96,300	963,963
Syros Pharmaceuticals, Inc. (a)	758,619	7,426,880
Syros Pharmaceuticals, Inc. (a)(d)	303,621	2,972,450
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	73,461
TG Therapeutics, Inc. (a)(b)	3,623,459	67,577,510
Translate Bio, Inc. (a)(b)	1,527,923	31,658,565
Turning Point Therapeutics, Inc. (a)(b)	936,458	64,849,717
Twist Bioscience Corp. (a)	654,831	24,850,836
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,292,337	88,473,391
uniQure B.V. (a)(b)	574,315	38,570,995
United Therapeutics Corp. (a)	305,616	36,047,407
UNITY Biotechnology, Inc. (a)	223,800	1,830,684
UroGen Pharma Ltd. (a)(b)	256,085	6,010,315
Vanda Pharmaceuticals, Inc. (a)	232,692	2,727,150
Verastem, Inc. (a)(b)	475,000	883,500
Vertex Pharmaceuticals, Inc. (a)	21,233	6,114,255
Viela Bio, Inc. (b)	1,722,399	80,780,513
Viking Therapeutics, Inc. (a)	177,400	1,268,410
Voyager Therapeutics, Inc. (a)(b)	229,729	2,779,721
X4 Pharmaceuticals, Inc. (a)	697,800	5,959,212
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	969,843
Xencor, Inc. (a)	1,014,543	30,689,926
Xenon Pharmaceuticals, Inc. (a)	214,500	2,938,650
Y-mAbs Therapeutics, Inc. (a)	1,390,842	53,102,348
Zai Lab Ltd. ADR (a)	38,400	2,856,960
Zealand Pharma A/S (a)	162,144	6,374,544
Zentalis Pharmaceuticals, Inc. (b)	404,019	21,097,872
Zymeworks, Inc. (a)	709,195	27,034,513
		6,764,606,726
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(b)(d)	2,049,700	2,417,467
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Novocure Ltd. (a)	54,800	3,695,164
Novocure Ltd. (a)(d)	336,313	22,677,586
		26,372,750
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(e)	525	440
Life Sciences Tools & Services - 0.5%
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	90,619	7,065,563
Adaptive Biotechnologies Corp.	69,980	2,708,226
Bruker Corp.	316,600	13,702,448
Evotec OAI AG (a)(b)	594,300	16,043,970
		39,520,207
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	29,504
Pharmaceuticals - 6.6%
Pharmaceuticals - 6.6%
Adimab LLC (a)(e)(f)(g)	1,954,526	78,454,674
Aerie Pharmaceuticals, Inc. (a)(b)	504,143	7,073,126
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(g)	8,274,568	14,232,257
Aradigm Corp. (a)	148,009	7,400
Aradigm Corp. (a)	11,945	597
Arvinas Holding Co. LLC (a)	908,953	30,240,866
Axsome Therapeutics, Inc. (a)(b)	223,309	17,190,327
Chiasma, Inc. (a)	1,625,699	10,160,619
Chiasma, Inc. warrants 12/16/24 (a)	382,683	721,354
Corcept Therapeutics, Inc. (a)(b)	350,259	5,302,921
Fulcrum Therapeutics, Inc.	81,267	1,618,026
GW Pharmaceuticals PLC ADR (a)(b)	51,400	6,309,350
Horizon Pharma PLC (a)	470,319	23,859,283
IMARA, Inc.	557,300	18,663,977
Intra-Cellular Therapies, Inc. (a)	701,444	14,646,151
Kala Pharmaceuticals, Inc. (a)(b)	1,103,100	13,579,161
Kaleido Biosciences, Inc. (a)(b)	66,633	481,090
Marinus Pharmaceuticals, Inc. (a)	1,324,700	3,364,738
MyoKardia, Inc. (a)	840,640	85,989,066
Nektar Therapeutics (a)	543,851	11,801,567
Ocular Therapeutix, Inc. (a)(b)	166,453	1,171,829
Odonate Therapeutics, Inc. (a)(b)	154,594	5,050,586
OptiNose, Inc. (a)	190,615	823,457
Reata Pharmaceuticals, Inc. (a)(b)	226,552	32,922,537
RedHill Biopharma Ltd. sponsored ADR (a)(b)	93,300	664,296
Revance Therapeutics, Inc. (a)	7,600	158,840
RPI International Holdings LP (e)(g)	54,958	11,127,621
Stemcentrx, Inc. rights 12/31/21 (a)(g)	876,163	9
TherapeuticsMD, Inc. (a)(b)	1,972,242	2,228,633
Theravance Biopharma, Inc. (a)	371,300	9,375,325
Trevi Therapeutics, Inc.	792,700	2,156,144
UCB SA	347,418	34,708,622
Urovant Sciences Ltd. (a)(b)	893,536	8,792,394
Verrica Pharmaceuticals, Inc. (a)(b)	635,680	7,297,606
WAVE Life Sciences (a)(b)	52,312	532,536
Xeris Pharmaceuticals, Inc. (a)(b)	266,300	1,368,782
Zogenix, Inc.(a)	1,018,372	29,665,176
		491,740,943
TOTAL COMMON STOCKS
(Cost $4,656,446,000)		7,324,688,037

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
23andMe, Inc. Series E (a)(e)(g)	1,505,457	22,988,328
Immunocore Ltd. Series A (a)(e)(g)	73,318	10,786,046
Nuvation Bio, Inc. Series A (e)(g)(h)	2,086,600	1,961,404
		35,735,778
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(g)	856,366	3,656,683
Series B 8.00% (a)(e)(g)	2,783,187	11,884,208
		15,540,891
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(g)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		51,276,752

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(e)(g)	588,700	4,562,425
TOTAL PREFERRED STOCKS
(Cost $44,891,248)		55,839,177

Money Market Funds - 9.6%
Fidelity Cash Central Fund 0.11% (i)	59,448,087	59,459,976
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)	652,455,220	652,520,466
TOTAL MONEY MARKET FUNDS
(Cost $711,943,084)		711,980,442
TOTAL INVESTMENT IN SECURITIES - 108.9%
(Cost $5,413,280,332)		8,092,507,656
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(660,529,608)
NET ASSETS - 100%		$7,431,978,048

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,012,264 or 0.5% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $145,799,252 or 2.0% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,858,278
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
Immunocore Ltd. Series A	7/27/15	$13,796,921
Nuvation Bio, Inc. Series A	6/17/19	$1,609,562
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,154
Fidelity Securities Lending Cash Central Fund	1,057,898
Total	$1,115,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$3,751,237	$--	$--	$--	$--	$(1,803,720)	$1,947,517
Allena Pharmaceuticals, Inc.	56,027	--	--	--	--	(8,248)	47,779
Allena Pharmaceuticals, Inc.	2,851,463	--	--	--	--	(419,759)	2,431,704
aTyr Pharma, Inc.	1,510,141	--	--	--	--	12,211	--
Geron Corp.	15,417,418	2,730,000	2,550,744	--	213,499	6,881,380	--
Krystal Biotech, Inc.	61,375,887	9,955,000	--	--	--	(2,992,294)	68,338,593
Miragen Therapeutics, Inc.	2,887,327	--	--	--	--	950,776	3,838,103
Scholar Rock Holding Corp.	21,573,442	--	--	--	--	6,559,183	28,132,625
X4 Pharmaceuticals, Inc.	8,808,864	--	1,046,130	--	(350,870)	(1,452,652)	--
Total	$118,231,806	$12,685,000	$3,596,874	$--	$(137,371)	$7,726,877	$104,736,321

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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